Consolidated Statement of Comprehensive Income (unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Currency translation effects, tax (benefit) expense	$ 1.0	$ (1.0)	$ 0.5	$ (1.0)
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)	2.0	0.4	6.0	(2.0)
Fair value adjustments on equity securities, tax expense	$ 0.9	$ 0.4	$ 1.0	$ 0.8